Convertible Preferred Stock and Stockholders' Equity (Details) $ / shares in Units, $ in Thousands		9 Months Ended
	Jan. 14, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) director $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 $ / shares shares	Jun. 29, 2018 $ / shares shares	Jan. 29, 2018 $ / shares shares
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized | shares		156,000,000		156,000,000
Common stock par value (in dollars per share)		$ 0.0001		$ 0.0001
Dividend rate (as a percent)		8.00%
Dividend declared | $		$ 0
Firm-commitment underwritten initial public offering		$ 5.13
Proceeds from common stock | $		$ 50,000
Common Stock Voting
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized | shares		156,000,000		156,000,000
Common stock par value (in dollars per share)		$ 0.0001		$ 0.0001
Number of directors entitled to elect | director		2
Preferred Stock
Convertible Preferred Stock and Stockholders' Equity
Preferred stock, Shares authorized | shares		100,038,109		100,038,109
Preferred stock par value (in dollars per share)		$ 0.0001		$ 0.0001
Series A Preferred Stock
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized | shares		26,189,545		26,189,545
Number of directors entitled to elect | director		1
Liquidation preference (in dollars per share)		$ 0.53372
Conversion price (in dollars per share)		$ 0.53372
Series B Preferred Stock
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized | shares		23,675,035		23,675,035
Number of directors entitled to elect | director		2
Liquidation preference (in dollars per share)		$ 1.6013
Conversion price (in dollars per share)		$ 1.6013
Series C Preferred Stock
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized | shares		13,152,896		13,152,896
Number of directors entitled to elect | director		1
Liquidation preference (in dollars per share)		$ 3.4213
Conversion price (in dollars per share)		$ 3.4213
Series D Preferred Stock
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized | shares		21,075,193		21,075,193
Preferred stock, shares issued | shares					11,674	4,086,111
Share price					$ 8.5656	$ 8.5656
Liquidation preference (in dollars per share)		$ 8.5656
Conversion price (in dollars per share)		$ 8.5656
Series E Preferred Stock
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized | shares		13,450,703		13,450,703
Preferred stock, shares issued | shares	13,450,703
Share price	$ 10.0211
Stock issuance cost | $	$ 100		$ 124
Number of directors entitled to elect | director		1
Liquidation preference (in dollars per share)		$ 10.0211
Conversion price (in dollars per share)		$ 10.0211
Series E1 Preferred Stock
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized | shares		2,494,737		2,494,737
Preferred stock, shares issued | shares	2,494,737
Share price	$ 10.0211
Stock issuance cost | $	$ 20		$ 22
Liquidation preference (in dollars per share)		$ 10.0211
Conversion price (in dollars per share)		$ 10.0211